Equity - Non-controlling interests financial information (Details)		12 Months Ended
	Nov. 05, 2009 USD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)		Dec. 31, 2017 USD ($)
CONSOLIDATED STATEMENT OF FINANCIAL POSITION
Non-current assets			$ 916,211,000	$ 1,241,238,000
Current assets			818,142,000	882,579,000
Non-current liabilities			734,599,000	740,368,000
Current liabilities			397,457,000	499,077,000
CONSOLIDATED INCOME STATEMENT
Sales			1,615,222,000	2,242,002,000	[1]	$ 1,732,276,000	[1]
Operating profit			(355,586,000)	99,074,000	[1]	41,199,000	[1]
Profit before taxes			(411,818,000)	35,568,000	[1]	(14,997,000)	[1]
Net (loss) profit			(285,640,000)	24,573,000	[1]	(5,822,000)	[1]
CONSOLIDATED STATEMENT OF CASH FLOWS
Cash flows from operating activities			(74,227,000)	73,777,000		150,375,000
Cash flows from investing activities			165,910,000	(85,875,000)		(74,818,000)
Cash flows from financing activities			(180,972,000)	53,303,000		(113,397,000)
Exchange differences on cash and cash equivalents in foreign currencies			(4,183,000)	(9,030,000)		25,330,000
Beginning balance of cash and cash equivalents			216,647,000	184,472,000		196,982,000
Ending balance of cash and cash equivalents			123,175,000	216,647,000		184,472,000
Non-controlling interests			118,077,000	116,145,000
WVA Manufacturing, LLC
CONSOLIDATED STATEMENT OF CASH FLOWS
Additional cost per operating agreement	$ 100
WVA Manufacturing, LLC | Globe Specialty Metals Inc
CONSOLIDATED STATEMENT OF CASH FLOWS
Non-controlling interests			73,945,000	77,343,000
Production output sold (as a percentage)	51.00%
WVA Manufacturing, LLC | Globe Specialty Metals Inc | Noncontrolling interests
CONSOLIDATED STATEMENT OF FINANCIAL POSITION
Non-current assets			80,923,000	84,864,000
Current assets			56,839,000	59,957,000
Non-current liabilities			14,677,000	14,677,000
Current liabilities			27,579,000	38,060,000
CONSOLIDATED INCOME STATEMENT
Sales			167,503,000	168,041,000
Operating profit			6,688,000	6,319,000
Profit before taxes			6,423,000	6,319,000
Net (loss) profit			3,276,000	(6,458,000)
CONSOLIDATED STATEMENT OF CASH FLOWS
Cash flows from operating activities			2,287,000	10,025,000
Cash flows from investing activities			(2,256,000)	(3,830,000)
Beginning balance of cash and cash equivalents			6,535,000	340,000
Ending balance of cash and cash equivalents			6,566,000	6,535,000		340,000
WVA Manufacturing, LLC | Dow Corning Corporation [Member]
CONSOLIDATED STATEMENT OF CASH FLOWS
Production output sold (as a percentage)	49.00%
WVA Manufacturing, LLC | Dow Corning Corporation [Member] | Globe Specialty Metals Inc
CONSOLIDATED STATEMENT OF CASH FLOWS
Membership interest sold (as a percentage)	49.00%
Quebec Silicon Limited Partnership [Member]
CONSOLIDATED STATEMENT OF CASH FLOWS
Additional cost per operating agreement		$ 31
Quebec Silicon Limited Partnership [Member] | Globe Specialty Metals Inc
CONSOLIDATED STATEMENT OF CASH FLOWS
Non-controlling interests			$ 44,224,000	44,796,000
Production output sold (as a percentage)		51.00%	51.00%
Quebec Silicon Limited Partnership [Member] | Globe Specialty Metals Inc | Noncontrolling interests
CONSOLIDATED STATEMENT OF FINANCIAL POSITION
Non-current assets			$ 63,639,000	62,725,000
Current assets			30,931,000	42,125,000
Non-current liabilities			19,944,000	15,406,000
Current liabilities			7,277,000	24,356,000
CONSOLIDATED INCOME STATEMENT
Sales			78,414,000	108,764,000
Operating profit			252,000	2,284,000
Profit before taxes			(36,000)	979,000
Net (loss) profit			(70,000)	478,000
CONSOLIDATED STATEMENT OF CASH FLOWS
Cash flows from operating activities			3,720,000	4,317,000
Cash flows from investing activities			(3,544,000)	(4,980,000)
Cash flows from financing activities			227,000
Exchange differences on cash and cash equivalents in foreign currencies			149,000	(32,000)
Beginning balance of cash and cash equivalents			1,767,000	2,462,000
Ending balance of cash and cash equivalents			$ 2,319,000	$ 1,767,000		$ 2,462,000
Quebec Silicon Limited Partnership [Member] | Dow Corning Corporation [Member]
CONSOLIDATED STATEMENT OF CASH FLOWS
Production output sold (as a percentage)		49.00%	49.00%

[1]	The amounts for prior periods have been restated to reclassify the results of the Company´s Spanish hydroelectric assets within profit (loss) from discontinued operations.